Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Balance of other comprehensive income
Balance and changes in valuation adjustments of the Company are as follows:

	Valuation adjustments
	Fair value of cash flow hedging instruments	Fair value of financial instruments	Actuarial gains (losses) of post- employment benefits	Non- controlling shareholders interest change	Total
Balance on December 31, 2016	(26,883)	—	2,896	—	(23,987)
Changes in fair value of financial instruments	(2,550)	—	—	—	(2,550)
IRPJ and CSLL on fair value	2,069	—	—	—	2,069
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	—	—	—	197,369	197,369
Actuarial losses of post-employment benefits	—	—	(27,658)	—	(27,658)
Income and social contribution taxes on actuarial losses	—	—	9,581	—	9,581
Balance as of December 31, 2017	(27,364)	—	(15,181)	197,369	154,824
Changes in fair value of financial instruments	(326,030)	(273)	—	—	(326,303)
Income and social contribution taxes on fair value	110,058	—	—	—	110,058
Actuarial losses of post-employment benefits	—	—	(2,810)	—	(2,810)
Income and social contribution taxes on actuarial losses	—	—	242	—	242

Balance as of December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)
Changes in fair value of financial instruments	(76,479)	478	0	0	(76,001)
IRPJ and CSLL on fair value	23,683	0	0	0	23,683
Actuarial losses of post-employment benefits	0	0	(41,794)	0	(41,794)
Income and social contribution taxes on actuarial losses	0	0	11,784	0	11,784

Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	(146,317)

Balance and changes in cumulative translation adjustments
Balance and changes in cumulative translation adjustments of the Company are as follows:

12/31/2019
Balance on December 31, 2016	7,519
Translation of foreign subsidiaries, net of IRPJ and CSLL	45,542

Balance as of December 31, 2017	53,061
Currency translation of foreign subsidiaries	52,531
Effect of foreign currency exchange rate variation on financial instruments	(60,204)
IRPJ and CSLL on exchange variation	20,469

Balance as of December 31, 2018	65,857
Currency translation of foreign subsidiaries	46,330
Effect of foreign currency exchange rate variation on financial instruments	(14,788)
IRPJ and CSLL on exchange variation	5,028

Balance as of December 31, 2019	102,427

Summary of Balances and Changes in Consolidated Dividends Payable
Balances and changes in dividends payable are as follows:

Balance as of December 31, 2017	338,845
Provisions	756,952
Payments	(808,603)
Expired dividends	(3,170)
Balance as of December 31, 2018	284,024
Provisions	329,106
Payments	(596,436)

Balance as of December 31, 2019	16,694

Dividends and Allocation of Net Income
The management proposal for the allocation of net income for 2019 and for distribution of dividends is as follow:

12/31/2019
Allocation of net income
Net income for the period attributable to shareholders of Ultrapar	373,526

Minimum mandatory dividends for the period (50% of the net income)	186,763
Legal reserve (5% of the net income)	18,676
Additional dividends to minimum mandatory dividends	168,087

Total allocation of net income	373,526
Allocation of dividends
Minimum mandatory dividends for the period ( 50 % of the net income)	186,763
Additional dividends to minimum mandatory dividends	168,087
Dividends on statutory reserve	124,002

Total allocation	478,852
(-) Interim dividends paid (R$ 0.20 per share)	(217,382)

Dividends payable (R$ 0.24 per share)—Equity	261,470